Consolidated Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating loss		$ (5,507,000)	$ (37,888,000)
Other income:
Interest expense, net		(836,000)	(224,000)
Gain on extinguishment of debt			1,806,000
Change in fair value of SAFE agreements		(91,000)	527,000
Other income, net		6,000	133,000
Total other (expense) income, net		(921,000)	2,242,000
Loss before income taxes		(6,428,000)	(35,646,000)
Income tax benefit (expense)		23,000	(2,000)
Net loss		$ (6,405,000)	$ (35,648,000)
Net loss per unit
Basic net loss per unit (in Dollars per share)		$ (0.05)	$ (0.29)
Diluted net loss per unit (in Dollars per share)		$ (0.05)	$ (0.29)
Weighted-average number of units outstanding
Basic weighted average number of units outstanding (in Shares)		122,501,241	122,500,000
Diluted weighted average number of units outstanding (in Shares)		122,501,241	122,500,000
Revenue		$ 85,946,000	$ 72,550,000
Operating expenses:
Cost of revenues (excluding depreciation)		75,513,000	100,307,000
Depreciation		1,072,000	840,000
General and administrative expense (excluding depreciation)		14,868,000	9,291,000
Total operating expenses		91,453,000	110,438,000
Operating loss		(5,507,000)	$ (37,888,000)
Inflection Point Acquisition Corp
Formation and operating costs	$ 491,341	5,024,198
Operating loss	(491,341)	(5,024,198)
Other income:
Change in fair value of SAFE agreements	193,471
Issuance cost of over-allotment	(23,439)
Interest income	5,798	4,833,790
Total other (expense) income, net	175,830	4,833,790
Net loss	(315,511)	(190,408)
Operating expenses:
Operating loss	$ (491,341)	$ (5,024,198)
Class A Ordinary Shares | Inflection Point Acquisition Corp
Weighted-average number of units outstanding
Basic weighted average shares outstanding (in Shares)	9,322,714	32,975,000
Basic net loss per share (in Dollars per share)	$ (0.02)	$ 0
Class B Ordinary Shares | Inflection Point Acquisition Corp
Weighted-average number of units outstanding
Basic weighted average shares outstanding (in Shares)	7,485,546	8,243,750
Basic net loss per share (in Dollars per share)	$ (0.02)	$ 0